STOCKHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2010
Stockholders Equity (Tables) [Abstract]
Schedule Of Capital [Table Text Block]	Schedule of capital
	Number of shares issued
	2010	2009
Common shares	2,289,286,475	2,289,286,475
Preferred shares	2,281,649,744	2,281,649,744
TOTAL	4,570,936,219	4,570,936,219

Schedule of Treasury Stock by Class [Table Text Block]
Schedule of treasury stock	2010		2009
	Common shares	Preferred shares	Common shares	Preferred shares
Acquisition in the period
Stock held by Itaubanco defined contribution plan in excess of the individual accounts of participants (*)	30.50	-	-	-
Minimum cost	-	-	9.65	37.52
Weighted average cost	-	-	9.65	37.52
Maximum cost	-	-	9.65	37.52
Balance of treasury stock
Average cost	30.47	23.66	9.65	23.66
Quoted Market Value of shares in BOVESPA (Sao Paulo Stock Exchange) at December, 31	31.00	39.79	30.00	38.69
(*) As described in Note 25 treasury shares include those shares of Itaú Unibanco Holding contributed to the Itaubanco Defined Contribution Plan and that have not been credited to the individual accounts of the participants. Those shares held as assets of Itaubanco Defined Contribution Plan are accounted for as treasury shares following the accounting practice described in Note 2v. The shares held as of April 1, 2010 were measured upon recognition at fair value as of such date which was R$ 30.50.

Schedule Of Appropriated Retained Earnings [Table Text Block]
Statement of appropriated retained earnings

	2010	2009
Legal reserve	3,254	2,740

Statutory reserves:
Dividend equalization	6,718	5,964
Increase in working capital	6,917	3,864
Increase in interest in investees	8,773	5,845
Unrealized profits	-	358
Total reserves in parent company financial statements	25,662	18,771
Elimination of reserves in consolidation	(9,767)	(12,817)
Total consolidated reserves	15,895	5,954